VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(“Fund”)

Supplement dated September 30, 2014

to the Fund’s Class I Prospectus dated September 30, 2014; and

to the Fund’s Class I Summary Prospectus dated September 30, 2014

(each a “Prospectus” and collectively “Prospectuses”)

On September 12, 2014, the Fund’s Board of Trustees (“Board”) approved removing RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) as a sub-adviser to the Fund and adding Hahn Capital Management, LLC (“Hahn Capital Management”) as a sub-adviser to the Fund beginning on or about December 1, 2014.  Currently, RBC GAM (US), LSV Asset Management (“LSV”), and Wellington Management Company, LLP (“Wellington Management”) each manage a portion of the Fund’s assets. From the close of business on November 14, 2014 through the close of business on November 28, 2014, the Fund will be in a “transition period” during which time a transition manager will sell all or most of the assets managed by RBC GAM (US). The transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about December 1, 2014, Hahn Capital Management, LSV, and Wellington Management will be the three sub-advisers managing the Fund’s assets.  In conjunction with the change to one of the Fund’s sub-advisers from RBC GAM (US) to Hahn Capital Management, Lance F. James and Stephen E. Kylander will be replaced as portfolio managers for the portion of the Fund’s assets managed by RBC GAM (US).  Elaine F. Hahn and John D. Schaeffer will be added as portfolio managers for the portion of the Fund’s assets allocated to Hahn Capital Management.

Effective on the close of business November 14, 2014, the Fund’s Prospectuses are hereby revised as follows:

1.                                      All references to RBC GAM (US) as a sub-adviser for the Fund are hereby deleted in their entirety.

2.                                      The subsection entitled “Fees and Expenses of the Fund — Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.

At the close of business on November 14, 2014, RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) will be removed as a sub-adviser to the Fund.  On or about December 1, 2014, Hahn Capital Management, LLC (“Hahn Capital Management”), LSV Asset Management, and Wellington Management Company, LLP will be the three sub-advisers managing the Fund’s assets.  During the period from the close of business November 14, 2014 through the close of business on November 28, 2014, the Fund is in a transition period during which time a transition manager will sell all or most of the assets managed by RBC GAM (US) in preparation for Hahn Capital Management managing these assets beginning on or about December 1, 2014, which will result in buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

3.                                      The seventh paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Hahn Capital Management, LSV Asset Management (“LSV”), and Wellington Management Company, LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

4.                                      The subsection entitled “Principal Investment Strategies — RBC GAM (US)” is hereby deleted and replaced with the following:

Hahn Capital Management, LLC

Hahn Capital Management’s investment process, from beginning to end, seeks to identify, quantify and manage risk, with the goal of attempting to minimize capital losses. Hahn Capital Management believes that risk mitigation is best accomplished through a strategy that calls for investing in companies it believes possess high quality characteristics in three areas: 1) business model; 2) balance sheet; and 3) management skill. Hahn Capital Management generally holds between 30-35 companies in its investment portfolio. Hahn Capital Management employs a value style of investing focusing on the underlying intrinsic value of an investment, where intrinsic value is defined as the price that an educated strategic buyer would pay to gain a controlling interest in the underlying asset. Hahn Capital Management’s strategy is to purchase these assets at a discount to their value and hold them until the value is fully recognized by the broader market.

5.                                      The section entitled “Portfolio Management” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

At the close of business on November 14, 2014, RBC GAM (US) will be removed as a sub-adviser to the Fund. On or about December 1, 2014, Hahn Capital Management, LSV, and Wellington Management will be the three sub-advisers managing the Fund’s assets.  From the close of business on November 14, 2014 through the close of business on November 28, 2014 the Fund’s assets previously managed by RBC GAM (US) will be managed by a transition manager in preparation for Hahn Capital Management managing these assets beginning on or about December 1, 2014.  Effective on or about December 1, 2014, the following serve as adviser, sub-adviser, and portfolio managers to the Fund:

PORTFOLIO MANAGEMENT
Investment Adviser
Voya Investments, LLC

Sub-Adviser
Hahn Capital Management, LLC
Portfolio Managers
Elaine F. Hahn	John D. Schaeffer
Portfolio Manager (since 12/14)	Portfolio Manager (since 12/14)
Sub-Adviser
LSV Asset Management
Portfolio Managers
Josef Lakonishok, Ph.D.	Puneet Mansharamani, CFA
Portfolio Manager (since 02/14)	Portfolio Manager (since 02/14)
Menno Vermeulen, CFA	Greg Sleight
Portfolio Manager (since 02/14)	Portfolio Manager (since 07/14)
Guy Lakonishok, CFA
Portfolio Manager (since 07/14)
Sub-Adviser
Wellington Management Company, LLP
Portfolio Manager
James N. Mordy
Portfolio Manager (since 09/11)

6.                                      The first paragraph of the subsection entitled “Management of the Funds — The Sub-Advisers and Portfolio Managers — Voya Multi-Manager Mid Cap Value Fund” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Effective on or about December 1, 2014, Hahn Capital Management, LLC, LSV Asset Management, and Wellington Management Company, LLP are the sub-advisers of Voya Multi-Manager Mid Cap Value Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets between the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

7.                                      The subsection entitled “Management of the Funds — The Sub-Advisers and Portfolio Managers — Voya Multi-Manager Mid Cap Value Fund — RBC Global Asset Management (U.S.) Inc.” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Hahn Capital Management, LLC

Hahn Capital Management, LLC (“Hahn Capital Management” or “Sub-Adviser”), an investment adviser registered with the SEC, was founded in 1988 by Elaine F. Hahn, who is the firm’s current President and Chief Investment Officer. In 2004, Hahn Capital Management was converted from a wholly-owned LLC to a Member-Managed LLC. Hahn Capital Management is 100% employee owned with four managing members.

Hahn Capital Management provides non-custodial full discretionary investment advisory services to its clients. Hahn Capital Management provides investment advice on investment types including mid cap value equity, mid cap core equity and equity value strategies.  Hahn Capital Management’s principal address is 601 Montgomery Street, Suite 840, San Francisco, CA 94111.  As of June 30, 2014, Hahn Capital Management’s assets under management were approximately $1.13 billion.

The following individuals are jointly responsible for the day-to-day management of Voya Multi-Manager Mid Cap Value Fund’s assets allocated to Hahn Capital Management.

Elaine F. Hahn, Portfolio Manager, is also the President, Chief Investment Officer, and Founding Partner of Hahn Capital Management and has been with Hahn Capital Management since its inception in 1988.

John D. Schaeffer, Portfolio Manager, is also the Director of Research and a Partner of Hahn Capital Management and has been with Hahn Capital Management since 2003.

8.                                      The table at the end of the subsection entitled “Management of the Funds — The Sub-Advisers and Portfolio Managers — Voya Multi-Manager Mid Cap Value Fund” is hereby deleted and replaced with the following:

Historical sub-adviser/name and strategies information:

Effective Date	Fund Name	Adviser/Sub-Adviser
12/01/14	Voya Multi-Manager Mid Cap Value Fund*	RBC Global Asset Management (U.S.) Inc. was removed as a Sub-Adviser and Hahn Capital Management, LLC was added as a Sub-Adviser**

02/10/14	No Change	LSV Asset Management was added as an additional Sub-Adviser***

Since Inception	No Change	RBC Global Asset Management (U.S.) Inc. and Wellington Management Company, LLP

*                 The Fund’s name change was made in conjunction with the rebranding of ING U.S., Inc. to Voya Financial, Inc. and was effective on or about May 1, 2014.

**          The removal of the sub-adviser and the addition of the sub-adviser resulted in a change to the Fund’s principal investment strategies.

***   The addition of the sub-adviser resulted in a change to the Fund’s principal investment strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE